CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,641,331)	$ (1,948,210)	$ (2,860,594)	$ (3,885,262)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	78,954	1,179	1,572	0
Amortization of right-to-use asset	71,349	0	4,318	0
Gain on settlement of notes payable	(1,836)	0	(35,236)	(70,000)
Gain on settlement of accounts payable	0	(397,962)	(399,761)	(251,536)
Gain on conversion of accrued salary	0	(6,988)	(6,988)	0
Gain (Loss) on revaluation of derivative liabilities	493,455	(498,095)	(508,839)	709,431
Derivative expense	0	125,869	125,869	572,895
Amortization of loan fees	0	18,000	30,000	0
Amortization of discount on notes payable	756,795	785,724	1,128,885	848,845
Share-based compensation	761,222	259,307	568,363	234,192
Changes in assets and liabilities:
Accounts receivables	(7,319)	0
Prepaid expenses	(28,844)	5,937	9,721	2,500
Inventory	(22,794)	0
Accounts payable and accrued liabilities	1,651,191	371,972	522,758	524,858
Operating lease liability	59,920	0	6,325	0
Other current liabilities	880	1,634	2,488	0
Accrued interest	203,447	89,642	125,310	81,575
Net cash used in operating activities	(1,624,911)	(1,191,991)	(1,520,862)	(784,469)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of fixed assets	(2,300,338)	0	0	(7,854)
Net cash used in investing activities	(2,300,338)	0	0	(7,854)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement of common stock	1,668,000	0
Proceeds from sales of Series C Preferred Stock, net of fees	2,760,000	0
Proceeds from notes payable, net of discount	0	1,381,406	1,673,406	1,048,500
Proceeds from sale of common stock	51,500	0
Principal payments on notes payable	(177,534)	(171,000)	(171,000)	(174,236)
Net cash provided by financing activities	4,301,966	1,210,406	1,502,406	874,264
Net increase (decrease) in cash and cash equivalents	376,717	18,415	(18,456)	81,941
Cash and cash equivalents at beginning of period	64,789	83,245	83,245	1,304
Cash and cash equivalents at end of period	441,506	101,660	64,789	83,245
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,680	2,680	2,680	86,241
Income taxes paid			0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for conversion of debt and accrued interest	2,653,795	0	1,633,406	627,479
Stock issued for legal settlement			0	74,104
Preferred Stock issued for conversion of liabilities			0	655,661
Discount on notes payable due to warrants			0	34,500
Settlement of derivative liabilities	(1,301,137)	1,020,449
Cashless exercise of warrants	0	50,986	290,000	35,149
Gain on settlement of accounts payable - related parties			0	35,532
Issued of Series A Preferred Stock to consultants	421,559	29,336	7,680	22,005
Preferred stock dividend	115,047	56,143	75,535
Preferred Stock dividends payable converted to common stock	332,242	0	65,568	0
Discount on notes payable due to derivative liabilities	0	999,800	1,234,792	1,087,000
Beneficial conversion features			0	225,393
Settlement of derivative liabilities		528,995	460,562	881,296
Conversion to common stock			0	9,721
Par value of shares returned for cancellation			0	7,000
Shares issued for debt conversion	0	617,000
Shares issued for accrued salary conversion	0	17,787
Accrued interest converted to equity	0	36,983
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on conversion of notes payable to common stock			0	161,458
Loss on conversion of liabilities to Preferred Stock			0	255,176
Loss on legal settlement	70,000	0	0	26,924
(Gain) on settlement of warrants			(235,053)	0
Imputed interest			0	9,018
Due to related parties			0	$ (4,543)
Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion to common stock	102,333	0
Accrued Payroll [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion to common stock	50,000	0
Stock Subscribed [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion to common stock	156,441	0
Series A Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issued of Series A Preferred Stock to consultants	0	71,558	$ 71,558
Preferred stock dividend	1,000	3,967
Conversion of Series A Preferred stock to common stock	6,000	0
Series C Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of Series A Preferred stock to common stock	$ 61,781	$ 0